SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is August 27, 2020.

MFS® Strategic Income Portfolio
(Effective September 1, 2020, the name of the fund will change to MFS® Income Portfolio)

Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Joshua Marston	2015	Investment Officer of MFS
Neeraj Arora	2018	Investment Officer of MFS
Philipp Burgener	2017	Investment Officer of MFS
David Cole	2011	Investment Officer of MFS
Alexander Mackey	2017	Investment Officer of MFS
Robert Persons	2005	Investment Officer of MFS
Michael Skatrud	2018	Investment Officer of MFS
Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.
Effective immediately, the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Joshua Marston	Lead Portfolio Manager	Employed in the investment area of MFS since 1999
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
Philipp Burgener	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Robert Persons	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2000
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Effective June 30, 2021, Robert Persons will no longer be a portfolio manager of the fund.

1043076                                      1                             SIS-SUP-I-082720